Income Taxes Statutory Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense (benefit) at U.S. statutory rate of 35 percent	$ 217	$ (166)
Nondeductible goodwill	0	241
Nondeductible goodwill included in the Lake Charles LNG Transaction	105	0
State income taxes (net of federal income tax effects)	54	36
Premium on debt retirement	(10)	0
Foreign	(8)	0
Other	0	(14)
Income tax from continuing operations	358	97	$ 63
Corporate Subsidiaries [Member]
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense (benefit) at U.S. statutory rate of 35 percent	217	(166)
Nondeductible goodwill	0	241
Nondeductible goodwill included in the Lake Charles LNG Transaction	105	0
State income taxes (net of federal income tax effects)	9	31
Premium on debt retirement	(10)	0
Foreign	(8)	0
Other	0	(13)
Income tax from continuing operations	313	93
Partnership [Member]
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense (benefit) at U.S. statutory rate of 35 percent	0	0
Nondeductible goodwill	0	0
Nondeductible goodwill included in the Lake Charles LNG Transaction	0	0
State income taxes (net of federal income tax effects)	45	5
Premium on debt retirement	0	0
Foreign	0	0
Other	0	(1)
Income tax from continuing operations	$ 45	$ 4